Contingent consideration - Milestone Payments (Details) - Joint ventures where entity is venturer $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Disclosure of transactions between related parties [line items]
Commitments made by entity, related party transactions	$ 7,750
2021
Disclosure of transactions between related parties [line items]
Commitments made by entity, related party transactions	6,000
2022
Disclosure of transactions between related parties [line items]
Commitments made by entity, related party transactions	625
2024
Disclosure of transactions between related parties [line items]
Commitments made by entity, related party transactions	$ 1,125